Share capital - Additional Information (Detail)											12 Months Ended
	Oct. 27, 2025 USD ($) yr $ / shares shares	Oct. 20, 2025 USD ($) yr $ / shares shares	Jun. 20, 2025 USD ($) shares	May 01, 2025 USD ($)	Jan. 24, 2025 shares	Dec. 05, 2024 USD ($) shares $ / shares	Nov. 29, 2024 USD ($) yr $ / shares shares	Jun. 18, 2024 USD ($)	May 28, 2024 yr	May 14, 2023 yr $ / shares	Dec. 31, 2025 USD ($) shares yr $ / shares	Dec. 31, 2024 USD ($) shares yr $ / shares	Dec. 31, 2023 USD ($) shares $ / shares
Disclosure of classes of share capital [line items]
Issue of equity												$ 30,000,000
Share capital	$ 27,997,460	$ 27,997,460									$ 328,544,223	281,296,133
Share issue related cost											1,355,370	2,539,195
Warrant liability	633,638	633,638									$ 5,559,800	$ 132,200
Grant date fair value of warrants		8,918,500					$ 519,100
Expected dividend as percentage, share options granted										0.00%
Expected volatility, share options granted										51.00%
Risk free interest rate, share options granted										2.94%
Exercise price, share options granted | $ / shares										$ 16			$ 16
Option life, share options granted | yr										5
Number of share options exercised in share-based payment arrangement | shares					10,000						10,000	489,166	330,750
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares											$ 4	$ 4.21	$ 7.55
Option exercise											$ 40,000	$ 2,057,500	$ 2,497,500
Warrant exercise											$ 0	$ 1,614,750	$ 0
Equity Line of Credit Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			215,852								3,750,000
Share capital											$ 6,064,500
Share issue related cost											$ 65,000
Share options exercised			$ 375,000
Equity Line of Credit Agreement [Member] | First Tranche [Member]
Disclosure of classes of share capital [line items]
Issue of equity			$ 375,000	$ 375,000
Maximum [Member] | Equity Line of Credit Agreement [Member]
Disclosure of classes of share capital [line items]
Share issue related cost				$ 75,000,000
Warrants [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares							100,000
Share issue related cost	$ 440,277	$ 440,277					$ 2,020,095
Exercise price of outstanding share options | $ / shares							$ 19.5
Expected dividend as percentage, share options granted							0.00%		0.00%		0.00%	0.00%
Expected volatility, share options granted							75.01%		74.60%		75.80%	76.38%
Risk free interest rate, share options granted							3.23%		4.36%		2.55%	2.93%
Exercise price, share options granted | $ / shares							$ 15				$ 1.89	$ 7.7
Option life, share options granted | yr							2		1		0.9	1.9
Number of share options exercised in share-based payment arrangement | shares						28,687					0	122,437	0
Share options exercised											$ 0	$ 2,134,649	$ 0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares						$ 4					$ 4	$ 13.19
Warrant exercise						$ 114,750		$ 1,500,000				$ 1,614,750
Common Units [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	9,450,000	9,450,000
Par value per share | $ / shares	$ 2	$ 2
Common Warrants [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	14,000,000	14,000,000
Exercise price of outstanding share options | $ / shares	$ 3	$ 3
Warrant expiration date	Oct. 20, 2030	Oct. 20, 2030
Warrant liability											$ 6,300,000	0
Grant date fair value of warrants	$ 8,918,500	$ 8,918,500									$ 5,559,700	$ 0
Expected dividend as percentage, share options granted	0.00%	0.00%									0.00%
Expected volatility, share options granted	36.20%	36.20%									36.70%
Risk free interest rate, share options granted	2.62%	2.62%									2.96%
Exercise price, share options granted | $ / shares	$ 2.33	$ 2.33									$ 2.33
Option life, share options granted | yr	5	5									4.8
Gains on recognized in earnings											$ 900,000
Pre-funded Warrant [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	4,550,000	4,550,000
Par value per share | $ / shares	$ 1.999	$ 1.999									$ 0.001
Exercise price of outstanding share options | $ / shares	0.001	$ 0.001
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 1.999
Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares											962,500	173,958	25,000
Share options exercised											$ 15,467,160	$ 2,733,328	$ 400,000
Restricted share units [member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares											900,000	31,875	0
Share options exercised											$ 13,321,000	$ 460,225	$ 0
Share options [member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement | shares											10,000	489,166	330,750
Share options exercised											$ 120,511	$ 6,019,398	$ 6,476,491
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares												$ 4.21	$ 7.55
Option exercise												$ 2,057,500	$ 2,497,500
IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares							2,000,000				0	2,000,000	0
Issue of equity											$ 0	$ 27,460,805	$ 0
Par value per share | $ / shares							$ 15
Share capital							$ 30,000,000
Private Placement Financing [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares											9,450,000
Issue of equity											$ 11,964,919
Share issue related cost	$ 1,989,008	$ 1,989,008